VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares Global Multi-Factor Minimum Volatility ETF

VictoryShares International Multi-Factor Minimum Volatility ETF

VictoryShares Dividend Accelerator ETF

VictoryShares Quality Growth ETF

VictoryShares Quality Value ETF

(the “Funds” and each a “Fund”)

Supplement dated June 22, 2017 to the

Prospectus dated April 10, 2017

Shares of the VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Quality Growth ETF and VictoryShares Quality Value ETF are not currently being offered to the public.

If you wish to obtain more information, please call the VictoryShares at 1-866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares

Supplement dated June 22, 2017

to the Statement of Additional Information

dated April 10, 2017 (“SAI”)

The following information hereby replaces in its entirety the information found in the table under “Transaction Fees” on page 25 of the SAI:

	Fee for In-Kind and Cash Purchases and Redemptions			Maximum Additional Variable Charge for Cash Purchases and Redemptions*
VictoryShares US Multi-Factor Minimum Volatility ETF		$250		2.00%
VictoryShares Global Multi-Factor Minimum Volatility ETF	$	Not yet determined	**	2.00%
VictoryShares International Multi-Factor Minimum Volatility ETF	$	Not yet determined	**	2.00%
VictoryShares Dividend Accelerator ETF		$250		2.00%
VictoryShares Quality Growth ETF	$	Not yet determined	**	2.00%
VictoryShares Quality Value ETF	$	Not yet determined	**	2.00%

* As a percentage of the amount invested

** Fee to be updated upon the Fund’s commencement of operations

If you wish to obtain more information, please call the VictoryShares at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.